QUANTIFIED GOLD FUTURES TRACKING PORTFOLIO
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2026

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 40.9%
	COMMODITY - 0.9%
1,034	SPDR Gold Shares(a),(b)			$ 393,789

	FIXED INCOME - 40.0%
85,190	iShares 0-3 Month Treasury Bond ETF(e)			8,576,929
93,600	State Street SPDR Bloomberg 1-3 Month T-Bill ETF(e)			8,577,504
				17,154,433

	TOTAL EXCHANGE-TRADED FUNDS (Cost $17,541,539)			17,548,222

	SHORT-TERM INVESTMENTS — 52.9%
	MONEY MARKET FUNDS – 52.9%
5,186,866	DWS Government Money Market Series, Institutional Class, 3.80%(c)			5,186,866
5,186,867	Fidelity Government Portfolio, Class I, 3.69%(c)			5,186,867
5,186,866	First American Government Obligations Fund, Class Z, 3.68%(c)			5,186,866
1,982,616	First American Government Obligations Fund, Class Z, 3.68%(c), (b)			1,982,616
5,186,867	Invesco Treasury Portfolio, Institutional Class, 3.79%(c)			5,186,867
	TOTAL MONEY MARKET FUNDS (Cost $22,730,082)			22,730,082

	TOTAL SHORT-TERM INVESTMENTS (Cost $22,730,082)			22,730,082
Units
1,125,850	COLLATERAL FOR SECURITIES LOANED - 2.6% Mount Vernon Liquid Assets Portfolio, LLC, 4.01%(c),(d)			1,125,850
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,125,850)

	TOTAL INVESTMENTS - 96.4% (Cost $41,397,471)			$ 41,404,154
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.6%			1,529,485
	NET ASSETS - 100.0%			$ 42,933,639

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
102	COMEX Gold 100 Troy Ounces Futures(b)	12/30/2026	$ 42,715,560	$ 140,373
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of this investment is a holding of the GBSP Fund Ltd.
(c)	Rate disclosed is the seven-day effective yield as of September 30, 2026.
(d)	Security purchased with cash proceeds of securities lending collateral.
(e)	All or a portion of the security is on loan. Total loaned securities had a value of $ 1,103,173 at September 30, 2026.